Income tax credit/(expense) - Current tax and Deferred tax (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current tax:
Total current tax credit/(expense)	£ 4,682,000	£ (4,170,000)	£ (989,000)
Deferred tax:
Total deferred tax credit/(expense)	29,431,000	(64,019,000)	(1,426,000)
Total tax expense
Total income tax credit/(expense)	34,113,000	(68,189,000)	(2,415,000)
UK and US
Current tax:
Current tax on loss for the year	5,084,000	(3,972,000)	551,000
Adjustment in respect of previous years	223,000	490,000	(598,000)
US
Deferred tax:
Origination and reversal of temporary differences		3,831,000	4,591,000
Re-measurement of US deferred tax asset		(66,561,000)	(3,916,000)
Adjustment in respect of previous years		973,000	(1,150,000)
Total deferred tax credit/(expense)		(61,757,000)	(475,000)
UK
Deferred tax:
Origination and reversal of temporary differences	29,142,000	9,762,000	2,452,000
Adjustment in respect of previous years	289,000	(800,000)	512,000
Impact of change in corporate income tax rate		(11,224,000)	(3,915,000)
Total deferred tax credit/(expense)	29,431,000	(2,262,000)	(951,000)
Other than UK and US
Current tax:
Current tax on loss for the year	£ (625,000)	£ (688,000)	£ (942,000)